VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Communication Services—11.3%
Auto Trader Group plc	26,638,364	$ 166,046
MediaAlpha, Inc. Class A(1)(2)	4,192,151	41,712
Rightmove plc	24,163,392	149,392
		357,150

Consumer Discretionary—16.2%
Dream Finders Homes, Inc. Class A(1)(2)(3)	3,678,552	31,856
Fox Factory Holding Corp.(1)(2)	2,489,201	227,090
Holley, Inc.(1)(2)	10,610,230	22,494
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,497,885	70,161
Olo, Inc. Class A(1)(2)	8,887,821	55,549
Revolve Group, Inc. Class A(1)(2)	4,710,701	104,860
		512,010

Consumer Staples—2.7%
Grocery Outlet Holding Corp.(2)	2,081,022	60,745
PriceSmart, Inc.	428,298	26,031
		86,776

Financials—31.5%
FactSet Research Systems, Inc.	254,090	101,943
Goosehead Insurance, Inc. Class A(1)(2)	1,492,968	51,268
Interactive Brokers Group, Inc. Class A	2,058,856	148,958
MarketAxess Holdings, Inc.	419,852	117,093
Morningstar, Inc.	644,742	139,645
Oportun Financial Corp.(2)	1,462,554	8,059
Ryan Specialty Holdings, Inc. Class A(1)(2)	7,002,150	290,659
ServisFirst Bancshares, Inc.	2,037,567	140,409
		998,034

Health Care—6.1%
Mesa Laboratories, Inc.	85,353	14,187
National Research Corp.(1)	2,409,518	89,875
U.S. Physical Therapy, Inc.(1)	1,085,500	87,958
		192,020

Industrials—11.4%
AAON, Inc.	2,321,344	174,844
HEICO Corp. Class A	911,883	109,289
Omega Flex, Inc.(1)	830,425	77,495
		361,628

	Shares	Value

Information Technology—20.6%
Aspen Technology, Inc.(2)	419,668	$ 86,200
Bill.com Holdings, Inc.(2)	1,438,005	156,685
Blackline, Inc.(2)	1,571,883	105,740
Duck Creek Technologies, Inc.(1)(2)	9,519,221	114,707
nCino, Inc.(2)	2,889,302	76,393
NVE Corp.(1)	273,147	17,686
SPS Commerce, Inc.(2)	742,090	95,307
		652,718

Total Common Stocks (Identified Cost $2,461,563)		3,160,336

Total Long-Term Investments—99.8% (Identified Cost $2,461,563)		3,160,336

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(4)(5)	14,071,482	14,071
Total Securities Lending Collateral (Identified Cost $14,071)		14,071

TOTAL INVESTMENTS—100.3% (Identified Cost $2,475,634)		$3,174,407
Other assets and liabilities, net—(0.3)%		(9,100)
NET ASSETS—100.0%		$3,165,307

Footnote Legend:
(1)	Affiliated Investment.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
United Kingdom	10
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,160,336	$3,160,336
Securities Lending Collateral	14,071	14,071
Total Investments	$3,174,407	$3,174,407
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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